Trade Receivables - Summary of Allowance for Credit Loss (Detail) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Disclosure of financial assets [abstract]
Balance at the beginning of the year	₨ 14,570	₨ 9,108
Additions during the year, net (Refer Note 21)	980	5,456
Uncollectable receivables Charged against allowance	(772)	(29)
Translation adjustment	46	35
Balance at the end of the year	₨ 14,824	₨ 14,570